UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06445
                                   ----------------

                     The Herzfeld Caribbean Basin Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
          ------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900
                                                    ------------------

Date of fiscal year end: 06/30/04
                         ----------------------

Date of reporting period: 12/31/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.   Shareholder Report

                                THE HERZFELD
                                CARIBBEAN BASIN
                                FUND, INC.

                               SEMI-ANNUAL REPORT
                                December 31, 2003

================================================================================
THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
PO Box 161465
Miami, FL 33116
(305) 271-1900

INVESTMENT ADVISOR
HERZFELD/CUBA
a division of Thomas J. Herzfeld Advisors, Inc.
PO Box 161465
Miami, FL 33116
(305) 271-1900

TRANSFER AGENT & REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street,
16th Floor Boston, MA 02116
(617) 443-6870

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 5th Floor
Boston, MA 02116

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Kaufman, Rossin & Co., P.A.
2699 South Bayshore Drive
Miami, FL 33133
www.kaufmanrossin.com

                          Listed NASDAQ SmallCap Market
                                  Symbol: CUBA

--------------------------------------------------------------------------------
The Herzfeld Caribbean Basin Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests in issuers that are likely, in the Advisor's view, to benefit from economic, political, structural and technological developments in the countries in the Caribbean Basin, which consists of Cuba, Jamaica, Trinidad and Tobago, the Bahamas, the Dominican Republic, Barbados, Aruba, Haiti, the Netherlands Antilles, the Commonwealth of Puerto Rico, Mexico, Honduras, Guatemala, Belize, Costa Rica, Panama, Colombia and Venezu-ela. The fund invests at least 80% of its total assets in a broad range of securities of issuers including U.S.-based companies, which engage in substantial trade with and derive substantial revenue from operations in the Caribbean Basin Countries.
--------------------------------------------------------------------------------

LETTER TO STOCKHOLDERS
================================================================================

                                                                  [PHOTO]
                                                            Thomas J. Herzfeld
                                                          Chairman and President

February 2, 2004

Dear Fellow Stockholders:

We are pleased to present our semi-annual report for the period ending December 31, 2003. On that date The Herzfeld Caribbean Basin Fund's net assets were $8,719,841 and its per share net asset value was $5.20*, compared with $5,741,830 or $3.42 per share a year earlier representing a gain in net asset value of 52.0% for the calendar year and 31.64% for the six month period ended December 31, 2003.

When we formed The Herzfeld Caribbean Basin Fund 10 years ago, it appeared to us at the time that the U.S. may have been considering lifting the embargo with Cuba. That event, however, has always been elusive. Knowing that, we positioned the Fund's investments in companies which we believed would do well if there were no change in U.S. policy towards Cuba; but at the same time, in companies we believe would benefit from the resumption of trade with that country. That strategy has worked quite well. For instance, our net asset value has reached a record high (adjusted for distributions) and our shares have recently been trading at a premium to net asset value. Many of our major holdings are experiencing good price performance.

Although the embargo with Cuba is still in place, it is interesting to note that the U.S. is Cuba's 8th largest trading partner. U.S. food sales to that country now account for 25% of Cuba's food imports.

The Cuban economy grew at 2.6% in 2003. Although sugar production dropped 40%, tourism was quite strong. Approximately 1.9 million foreigners visited the island, a 16% increase from the previous year.

We continue to believe that our portfolio is invested in companies throughout the Caribbean Basin which have great prospects--with or without the Cuban embargo. If trade is resumed, things should get very interesting.

--------------------
*For those who like coincidences, 5/20 or May 20th is Cuban Independence Day and 5/20/04 will mark the tenth anniversary of our Fund's trading.

================================================================================

LARGEST ALLOCATIONS

The following tables present our largest investment and geographic allocations as of December 31, 2003.

--------------------------------------------------------------------------------
GEOGRAPHIC     % OF NET ASSETS     LARGEST PORTFOLIO POSITIONS   % OF NET ASSETS
ALLOCATION

USA                      0.10%     Florida East Coast Industries Inc.     21.33%
Mexico                   1.27%     Consolidated Water Co.                  6.44%
Cayman Islands           8.34%     Florida Rock Industries                 6.29%
Netherlands Antilles     4.02%     Royal Caribbean Cruises Ltd.            5.59%
Latin American Regional  3.87%     Orthofix International N.V.             4.02%
Puerto Rico              2.92%     Watsco Incorporated                     3.91%
Panama                   2.89%     Mastec, Inc.                            3.56%
Belize                   2.78%     Carnival Corp.                          3.19%
Virgin Islands           0.80%     Margo Caribe Inc.                       2.92%
Costa Rica               0.48%     Banco Latinoamericano de
Colombia                 0.43%        Exportaciones, S.A.                  2.89%
Dominican Republic       0.29%     ---------------------------------------------
Venezuela                0.09%
Cuba                     0.00%
------------------------------

PREMIUM/DISCOUNT

As the graph below depicts, the Fund has traded at both premiums and discounts every year except the year of inception in which it traded only at a premium. As I have stated before, we believe that closed-end funds trading at discounts to net asset value represent good value.

      PREMIUM/DISCOUNT OF THE HERZFELD CARIBBEAN BASIN FUND FROM INCEPTION

                                  [LINE CHART]

================================================================================

Daily net asset values and press releases on the Fund are available on the Internet at WWW.HERZFELD.COM.

I would like to thank the members of the Board of Directors for their hard work and guidance and also to thank my fellow stockholders for their continued support and suggestions.

                                        Sincerely,


                                        /s/ Thomas J. Herzfeld

                                        Thomas J. Herzfeld
                                        Chairman of the Board and President

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2003
================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------          -----------                     ------------

Common stocks - 88.28% of net assets

Banking and finance - 3.85%
    7,000   Bancolombia S.A.                                         $   37,380
   13,120   Banco Latinoamericano de Exportaciones, S.A.                252,298
   28,300   Grupo Financiero BBVA Bancomer, S.A.
              de C.V. Series O*                                          24,177
    3,600   Grupo Financiero Banorte, S.A. de C.V. Series O*             12,494
    8,400   Grupo Financiero Inbursa, S.A. de C.V. Series O*              9,112

Communications - 5.92%
   11,000   America Movil, S.A. de C.V. Series A                         15,026
   43,800   America Movil, S.A. de C.V. Series L                         60,259
   11,100   America Telecom, S.A. de C.V. Series A1                      14,332
    2,500   Atlantic Tele-Network, Inc.                                  70,125
   11,100   Carso Global Telecom, S.A. de C.V., Series A1*               15,547
    1,000   Garmin Ltd.                                                  54,480
      725   Grupo Iusacell, S.A. de C.V. Series V*                        1,348
   15,000   Grupo Radio Centro, S.A. ADR                                104,700
    1,000   Grupo Televisa S.A. GDR                                      39,860
   12,100   Grupo Televisa, S.A. Series CPO*                             24,152
   11,000   Telefonos de Mexico, S.A. de C.V. Series A                   18,158
   39,300   Telefonos de Mexico, S.A. de C.V. Series L                   65,049
   18,000   Tricom, S.A. ADR*                                            25,560
   13,900   TV Azteca, S.A. de C.V. Series CPO                            7,941

Conglomerates - 3.48%
    4,900   Alfa, S.A. de C.V. Series A*                                 14,695
   39,400   Carlisle Holdings, Inc.*                                    242,310
    3,100   Corporacion Interamericana de Entretenimiento, S.A.
              de C.V. Series B*                                           5,873
    4,200   Desc, S.A. de C.V. Series B                                   1,446
    3,300   Grupo Carso, S.A. de C.V. Series A1*                         11,600
    3,300   U.S. Commercial Corp., S.A. de C.V.*                          1,365
    2,600   Vitro, S.A. Series A                                          2,547
    8,000   Vitro Sociedad Anonima ADR                                   23,200

--------------------
*Non-income producing

                             See accompanying notes.

================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------          -----------                     ------------

Construction and related - 10.64%
   10,000   Cemex, S.A. de C.V. Series CPO                           $   52,281
    1,936   Ceramica Carabobo Class A ADR*                                2,892
    4,000   Consorcio ARA, S.A. de C.V. Series A1*                        9,938
   15,600   Empresas ICA, Sociedad Controladora, S.A. de C.V.*            3,623
   10,500   Florida Rock Industries, Inc.                               548,500
   20,950   Mastec, Inc.*                                               310,270

Consumer products and related manufacturing - 5.11%
  800,000   Atlas Electricas, S.A.                                       42,031
    5,400   Grupo Casa Saba, S.A. ADR*                                   62,370
   15,000   Watsco Incorporated                                         340,950

Food, beverages and tobacco - 3.04%
   10,000   Coca Cola Femsa, S.A. de C.V. ADR                           212,400
    5,800   Fomento Economico Mexicano, S.A. de C.V. Series UBD          21,410
    7,300   Grupo Bimbo, S.A. de C.V. Series A                           13,700
    7,300   Grupo Modelo, S.A. de C.V. Series C                          17,475

Investment companies - 3.87%
   15,345   The Latin America Equity Fund, Inc.                         234,165
    8,100   The Latin American Discovery Fund, Inc.                     103,599

Leisure - 8.78%
    7,000   Carnival Corp.                                              278,110
   14,000   Royal Caribbean Cruises Ltd.                                487,060

Medical - 4.02%
    7,160   Orthofix International N.V.*                                350,697

Pulp and paper - 0.17%
    5,700   Kimberly-Clark de Mexico, S.A. de C.V. Series A              14,609

Railroad and landholdings - 21.33%
   56,200   Florida East Coast Industries, Inc.                       1,860,220

--------------------
*Non-income producing

                             See accompanying notes.

================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------          -----------                     ------------
Retail - 0.78%
    3,700   Controladora Comercial Mexicana, S.A. de C.V.            $    3,721
              Series UBC
    1,380   Grupo Elektra, S.A. de C.V. Series CPO                        7,307
    7,900   Wal-Mart de Mexico, S.A. de C.V. Series C                    21,125
   12,500   Wal-Mart de Mexico, S.A. de C.V. Series V                    35,629

Trucking and marine freight - 5.16%
      700   Seaboard Corporation                                        197,400
   39,600   Trailer Bridge, Inc.*                                       218,552
    8,000   Grupo TMM, S.A. ADR*                                         33,920

Utilities -    8.33%
   12,000   Caribbean Utilities Ltd., Class A                           165,480
   28,000   Consolidated Water, Inc.                                    561,400

Other - 3.80%
    2,414   Mantex S.A.I.C.A*                                             3,936
   39,120   Margo Caribe Inc.*                                          254,280
      843   Siderurgica Venezolana Sivensa ADR*                             639
       75   Siderurgica Venezolana Sivensa Series B                          56
   35,000   Xcelera, Inc.*                                               72,800
                                                                     ----------

TOTAL COMMON STOCKS (COST $5,833,311)                                $7,697,579

Bonds - 0% of net assets
  165,000   Republic of Cuba - 4.5%, 1977 - in default
              (cost $63,038) (note 2)*                                       --

OTHER ASSETS LESS LIABILITIES - 11.72% OF NET ASSETS                 $1,022,262
                                                                     ----------

NET ASSETS - 100% (a)                                                $8,719,841
                                                                     ----------

--------------------
*Non-income producing

(a) The cost for federal income tax purposes was $5,896,349. At December 31, 2003, net unrealized gain for all securities based on tax cost was $1,864,268. This consisted of aggreagate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $2,709,461 and aggreate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $845,193.

                             See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2003
================================================================================

ASSETS
  Investment in securities, at market value
    (cost $5,833,311) (Note 2)                                      $ 7,697,579
  Cash                                                                  681,953
  Dividends receivable                                                   11,497
  Receivable for investments sold                                       381,615
  Other assets                                                           33,249
                                                                    -----------

    TOTAL ASSETS                                                    $ 8,805,893

LIABILITIES
  Payable for investments purchased                      $ 9,650
  Accrued investment advisor fee (Note 3)                 23,213
  Other payables                                          53,189
                                                         -------
    TOTAL LIABILITIES                                                    86,052
                                                                    -----------
NET ASSETS (Equivalent TO $5.20 per share
  based on 1,677,636 shares outstanding)                            $ 8,719,841
                                                                    ===========

NET ASSETS CONSIST OF THE FOLLOWING:
  Common stock, $.001 par value; 100,000,000
    shares authorized; 1,677,636 shares issued
    and outstanding                                                 $     1,678
  Additional paid-in capital                                          8,362,502
  Accumulated net investment loss                                    (1,138,632)
  Accumulated net realized loss on investments                         (369,975)
  Net unrealized gain on investments                                  1,864,268
                                                                    -----------

        TOTAL                                                       $ 8,719,841
                                                                    ===========

                             See accompanying notes.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2003
================================================================================

INVESTMENT INCOME
   Dividends                                                        $   133,344
                                                                    -----------

EXPENSES
   Investment advisor fee (Note 3)                   $    56,269
   Custodian fees                                         27,000
   Professional fees                                      16,402
   Insurance                                              13,186
   Transfer agent fees                                     8,750
   Listing fees                                            7,500
   Printing                                                3,758
   Director fees                                           3,900
   Postage                                                 3,772
   Miscellaneous                                           9,997
                                                     -----------
        Total expenses                                                  150,534
                                                                    -----------

        INVESTMENT LOSS - NET                                       ($   17,190)

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on investments and
     foreign currency                                    259,490
   Change in unrealized gain on investments and
     foreign currency                                  1,851,537
                                                     -----------

        NET GAIN ON INVESTMENTS                                       2,111,027
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 2,093,837
                                                                    ===========

                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                     12/31/03         6/30/03
                                                    (UNAUDITED)

INCREASE IN NET ASSETS FROM
   OPERATIONS:
   Investment loss - net                            ($   17,190)    ($  186,014)
   Net realized gain (loss) on investments and
     foreign currency                                   259,490        (964,095)
   Change in unrealized gain on investments
     and foreign currency                             1,851,537       1,337,987
                                                    -----------     -----------
     Net increase in net assets from
        operations                                    2,093,837         187,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income and short-term realized gains           --              --
   Realized gains - long-term                                --        (129,950)
                                                    -----------     -----------
     Total distributions                                     --        (129,950)

TOTAL INCREASE IN NET ASSETS                        $ 2,093,837     $    57,928

NET ASSETS:

   Beginning of period                              $ 6,626,004     $ 6,568,076
                                                    -----------     -----------

   End of period                                    $ 8,719,841     $ 6,626,004
                                                    ===========     ===========

                             See accompanying notes.

FINANCIAL HIGHLIGHTS
================================================================================

                                                            SIX MONTHS ENDED              YEAR ENDED JUNE 30
                                                                12/31/03       ---------------------------------------
                                                               (UNAUDITED)      2003       2002       2001       2000
                                                                 ------        ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $ 3.95        $ 3.92     $ 5.15     $ 5.02     $ 6.12
                                                                 ------        ------     ------     ------     ------
Operations:
   Net investment loss                                            (0.01)        (0.11)     (0.10)     (0.07)     (0.10)
   Net realized and unrealized gain (loss) on investments          1.26          0.22      (0.98)      0.20      (1.00)
                                                                 ------        ------     ------     ------     ------
      Total from (to) operations                                   1.25          0.11      (1.08)      0.13      (1.10)
                                                                 ------        ------     ------     ------     ------

Distributions:
   From investment income net                                        --            --      (0.10)        --         --
                                                                                          ------
   From net realized gains                                           --         (0.08)     (0.05)        --         --
                                                                               ------     ------
      Total distributions                                            --         (0.08)     (0.15)        --         --

Net asset value, end of  period                                  $ 5.20        $ 3.95     $ 3.92     $ 5.15     $ 5.02
                                                                 ------        ------     ------     ------     ------

Per share market value, end of period                            $ 4.75        $ 3.49     $ 3.48     $ 4.20     $ 5.06
                                                                 ------        ------     ------     ------     ------

Total investment return (loss) based on
   market value per share                                         72.21%(1)      2.70%    (13.45%)   (17.04%)   (15.63%)
                                                                 ------        ------     ------     ------     ------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                             $8,720        $6,626     $6,568     $8,643     $8,424
                                                                 ------        ------     ------     ------     ------

Ratio of expenses to average net assets                            3.90%(1)      4.46%      3.77%      3.11%      3.11%
                                                                 ------        ------     ------     ------     ------

Ratio of investment loss -
  net to average net assets                                       (0.45%)(1)    (3.15%)    (2.45%)    (1.33%)    (1.76%)
                                                                 ------        ------     ------     ------     ------

Portfolio turnover rate                                              12%            3%        18%        27%        10%
                                                                 ------        ------     ------     ------     ------

--------------------
(1) This ratio has been annualized; however, the percentage shown is not necessarily indicative of results for a full year.

                             See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND RELATED MATTERS
--------------------------------

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on March 10, 1992, and registered under the Investment Company Act of 1940. The Fund commenced investing activities in January, 1994. The Fund is listed on the NASDAQ SmallCap Market and trades under the symbol "CUBA".

The Fund's investment policy is to invest at least 80% of its assets in investments that are economically tied to Caribbean Basin Countries. The Fund's investment objective is to obtain long-term capital appreciation. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.-based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin Country or (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin Country. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

At  December  31,  2003,  the  Fund  had  investments  in  companies   operating
principally in Mexico and the Cayman Islands, representing approximately 11% and 8% of the Fund's net assets, respectively.

The Fund's custodian and transfer agent is Investors Bank & Trust Company, based in Boston, Massachusetts.

SECURITY VALUATION
------------------

Investments in securities traded on a national securities exchange or reported on the NASDAQ are stated at the last reported sales price and official closing price, respectively, on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

NOTES TO FINANCIAL STATEMENTS
================================================================================

INCOME RECOGNITION
------------------

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

DEPOSITS WITH FINANCIAL INSTITUTIONS
------------------------------------

The Fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
-----------------------------------------------------------

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INCOME TAXES
------------

The Fund qualifies as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) is not subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

The Fund has adopted a June 30 year-end for federal income tax purposes.

DISTRIBUTIONS TO STOCKHOLDERS
-----------------------------

Distributions to stockholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2. NON-MARKETABLE SECURITY OWNED

Investment in securities include $165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds are listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995. As of December 31, 2003, the position was valued at $0 by the Board of Directors, which approximates the bonds' fair value.

NOTE 3. TRANSACTIONS WITH AFFILIATES

HERZFELD / CUBA (the Advisor), a division of Thomas J. Herzfeld Advisors, Inc., is the Fund's investment advisor and charges a monthly fee at the annual rate of 1.45% of the Fund's average daily net assets. Total fees for the six months ended December 31, 2003 amounted to $56,269.

During the six months ended December 31, 2003, the Fund paid $3,335 of brokerage commissions to Thomas J. Herzfeld & Co., Inc., an affiliate of the Advisor.

NOTE 4. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2003, purchases and sales of investment securities were $889,492 and $1,605,489, respectively.

At December 31, 2003, the Fund's investment portfolio had gross unrealized gains of $2,709,461 and gross unrealized losses of $845,193, resulting in a net unrealized gain of $1,864,268.

PRIVACY POLICY
================================================================================

INFORMATION WE COLLECT

We collect nonpublic information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

RESULTS OF NOVEMBER 12, 2003 STOCKHOLDER MEETING
================================================================================

The annual meeting of stockholders of the Fund was held on November 12, 2003. At the meeting one nominee for Director was elected as follows:

                                       VOTES FOR    VOTES WITHHELD
Albert L. Weintraub                    1,284,736        5,265

The terms of office as directors of Thomas J. Herzfeld, Michael A. Rubin, Cecilia Gondor, and Ann S. Lieff continued after the meeting.

PROXY VOTING POLICIES AND PROCEDURES
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-TJH-FUND and on the Securities and Exchange Commission's website at http://www.sec.gov.

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                                     - 19 -

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
P.O. Box 161465
Miami, FL 33116

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert

          Not applicable.

Item 4.   Principal Accountant Fees and Services

          Not applicable.

Item 5.   Audit Committee of Listed Registrants

          Not applicable.

Item 6.   Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            A response to this item is not yet required.

Item 9.     Submission of Matters to a Vote of Security Holders.

            A response to this item is not yet required.

Item 10.   Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "Act"), are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half year that could materially affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits

          (a)(1) Requirement to file an exhibit under this item 10(a)(1) is not applicable.

          (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99. 302 CERT.

          (3) Requirement to file an exhibit under item 10(a)(2) is not applicable.

          (b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: February 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: February 19, 2004

By:  /s/ Cecilia L. Gondor
     -------------------------
     Cecilia L. Gondor
     Secretary and Treasurer
     (Principal Financial Officer)

Date: February 19, 2004